Tax Receivable Agreement and Income Taxes (Tables)	9 Months Ended
Sep. 30, 2024
Tax Receivable Agreement and Income Taxes [Abstract]
Schedule of Expense for Income Taxes and the Effective Income Tax Rates	The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current:
Federal	$—	$107
State	—	34
Total current:	—	141
Deferred:
Federal	$205	$85
State	363	20
Total deferred:	568	105
Total income tax expense	$568	$246
The Company recorded a tax benefit for federal and state income tax for which the components and the effective income tax rates are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Income tax expense	$6,606	$166	$6,132	$166
Effective income tax rate	2884.7%	4.7%	(85.1%)	4.9%

Schedule of effective income tax rate reconciliation

	Year Ended December 31,
	2023	2022
Federal income tax expense at statutory rate	21.0%	21.0%
State income tax expense	0.6%	1.1%
Partnership income not taxed	(17.0)%	(16.6)%
Valuation allowance	(7.3)%	—%
Deferred tax remeasurement	(6.5)%
Other	0.1%	—%
Effective income tax rate	(9.1)%	5.5%

Schedule of components of deferred tax assets	The components of deferred tax assets are as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets related to:
Partnership basis difference, net of valuation allowance	$5,852	$5,165
Net operating loss carryforwards	280	—
Deferred tax assets, net	$6,132	$5,165